Cover	Dec. 08, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2023
Entity File Number	000-56010
Entity Registrant Name	Meso Numismatics Inc.
Entity Central Index Key	0001760026
Entity Tax Identification Number	88-0492191
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	433 Plaza Real Suite 275
Entity Address, City or Town	Boca Raton, Florida
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33432
City Area Code	800
Local Phone Number	889-9509
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false